INTELLECTUAL PROPERTY (Details Textual) - USD ($)	12 Months Ended	48 Months Ended
	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2015
Intellectual Property [Line Items]
Payments To Acquire Intangible Assets		$ 212,000
Amortization of Intangible Assets	$ 17,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			$ 17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five			$ 17,000